FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Continuity of the Flow-through Share Premium Liability
The flow-through share premium liability for the years ended December 31, is comprised of:

	2023	2022
Balance, beginning of year	$2,069	$-
Liability incurred on flow-through shares issued	-	2,115
Settlement of flow-though share liability on expenditures	(2,069)	(46)
Balance, end of year	$-	$2,069